Property, Plant and Equipment - Narrative (Details)	12 Months Ended
	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($) property
STORM Resources Ltd
Disclosure Of Detailed Information About Exploration For And Evaluation Of Mineral Resources [Line Items]
Cash consideration			$ 771,000,000
North Sea
Disclosure Of Detailed Information About Exploration For And Evaluation Of Mineral Resources [Line Items]
Recoverability charge, net of taxes	$ 113,000,000	$ 651,000,000
Recoverability charge	436,000,000	1,620,000,000
Deferred income tax recovery	323,000,000	969,000,000
Oil Sands Mining and Upgrading
Disclosure Of Detailed Information About Exploration For And Evaluation Of Mineral Resources [Line Items]
Project costs not subject to depletion and depreciation	$ 191,000,000	162,000,000
North America Exploration And Production segment - Crude Oil And Natural Gas Properties
Disclosure Of Detailed Information About Exploration For And Evaluation Of Mineral Resources [Line Items]
Total purchase consideration		513,000,000
Asset retirement obligations		11,000,000
Deferred tax liability		0
Gains on acquisitions of property, plant and equipment, pre-tax		$ 0
British Columbia - Gas Producing Assets And Processing Infrastructure Segment
Disclosure Of Detailed Information About Exploration For And Evaluation Of Mineral Resources [Line Items]
Total purchase consideration			131,000,000
Asset retirement obligations			58,000,000
Gains on acquisitions of property, plant and equipment, pre-tax			$ 478,000,000
Number of acquisitions | property			2
Property, plant and equipment			$ 257,000,000
Exploration and evaluation assets			13,000,000
Non-current liabilities recognised as of acquisition date			65,000,000
Deferred tax assets recognised as of acquisition date			$ 462,000,000